Inventory	6 Months Ended
Feb. 28, 2022
Inventory

7.	Inventory

Inventory consists of stockpiled ore, work in progress, finished goods and supplies consumed during the course of exploration, development and production from its operations. IAS 2 requires allocation of fixed and variable production overheads that are incurred in converting materials into finished goods. The following is a breakdown of items in inventory:

	February 28, 2022	August 31, 2021
Stockpiled ore	$1,309	$712
In-circuit	213	350
Finished Goods	112	-
Supplies	191	117
Total Inventory	$1,825	$1,179